RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

We employ the services of Ad Astra Recovery Services, Inc. (“Ad Astra”), which is owned by our founders. Ad Astra provides third-party collection activities for our U.S. operations. Generally, once loans are between 91 and 121 days delinquent, we refer them to Ad Astra for collections. Ad Astra earns a commission fee equal to 30% of any amounts successfully recovered. Payments collected by Ad Astra on our behalf and commissions payable to Ad Astra are net settled on a one-month lag. The net amount receivable from Ad Astra at December 31, 2018, 2017 and 2016 was $1.1 million, $0.7 million and $0.6 million, respectively. These amounts are included in “Prepaid expenses and other” in the Consolidated Balance Sheets. The commission expense paid to Ad Astra for the years ended December 31, 2018, 2017 and 2016 was $13.8 million, $12.4 million and $12.1 million, respectively, and is included in “Other costs of providing services” in the Consolidated Statements of Operations.

We have entered into several operating lease agreements for our corporate office, collection office and stores in which we operate, with several real estate entities that are related through common ownership. These operating leases are discussed in Note 18, "Operating Leases."